GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	CONSUMER DISCRETIONARY — 20.2%
3,000	Accor SA	$121,520
3,000	ASX Ltd.	148,770
2,000	Christian Dior SE	952,819
7,150	Cie Financiere Richemont SA	520,875
700	Fast Retailing Co. Ltd.	328,620
10,000	GVC Holdings plc	72,807
725	Hermes International	478,367
40,000	Luk Fook Holdings International Ltd.	134,778
135,000	NagaCorp. Ltd.	188,829
3,300	Naspers Ltd., Cl. N	762,094
1,800	Rinnai Corp.	127,168
1,000	Shimano Inc.	162,411
6,600	Sony Corp.	276,613

		4,275,671

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 18.9%
6,200	Associated British Foods plc	196,955
5,750	British American Tobacco plc	239,203
5,500	Danone SA	423,794
18,600	Diageo plc	760,202
5,000	Heineken NV	527,674
8,500	Japan Tobacco Inc.	210,525
4,000	Kameda Seika Co. Ltd.	191,645
9,000	Nestlé SA	857,745
3,300	Pernod Ricard SA	592,287

		4,000,030

	HEALTH CARE — 14.8%
6,000	AstraZeneca plc	479,434
2,600	Coloplast A/S, Cl. B	285,260
1,500	EssilorLuxottica SA	163,855
10,000	GlaxoSmithKline plc	207,976
7,250	Novartis AG	697,369
6,000	Novo Nordisk A/S, Cl. B	314,091
2,200	Roche Holding AG, Genusschein	606,146
19,400	Smith & Nephew plc	384,826

		3,138,957

	INDUSTRIALS — 12.2%
10,000	Epiroc AB, Cl. B†	95,727
2,400	FANUC Corp.	408,842
2,500	IHS Markit Ltd.†	135,950
9,600	Jardine Matheson Holdings Ltd.	598,656
11,000	Komatsu Ltd.	255,125
2,200	Nidec Corp.	278,399
6,000	Park24 Co. Ltd.	130,091
1,800	SMC Corp.	674,492

		2,577,282

Shares		Market Value

	MATERIALS — 9.3%
7,000	Agnico Eagle Mines Ltd.	$304,500
2,367	Air Liquide SA	300,966
24,512	Barrick Gold Corp.	336,059
4,500	Chr. Hansen Holding A/S	456,126
9,625	Rio Tinto plc	559,237

		1,956,888

	INFORMATION TECHNOLOGY — 8.1%
1,840	Keyence Corp.	1,145,040
7,800	Murata Manufacturing Co. Ltd.	387,924
15,000	The Sage Group plc	136,992
4,000	Topcon Corp.	47,135

		1,717,091

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 8.1%
2,300	Henkel AG & Co. KGaA	218,658
2,300	L’Oreal SA	618,693
1,300	Reckitt Benckiser Group plc	108,060
6,500	Shiseido Co. Ltd.	468,425
5,000	Unilever NV	290,422

		1,704,258

	FINANCIALS — 5.9%
30,000	AIA Group Ltd.	298,664
4,000	Burford Capital Ltd.	87,838
8,000	Investor AB, Cl. B	360,277
10,000	Kinnevik AB, Cl. B	259,000
11,700	Prudential plc	234,296

		1,240,075

	COMMUNICATION SERVICES — 2.0%
35,000	ITV plc	57,940
2,500	Millicom International Cellular SA, SDR	151,791
476	Modern Times Group MTG AB, Cl. B	6,098
3,300	MultiChoice Group Ltd.†	27,605
3,976	Nordic Entertainment Group AB, Cl. B†	93,228
1,000	Ubisoft Entertainment SA†	89,023

		425,685

	ENERGY — 0.5%
2,500	Schlumberger Ltd.	108,925

	TOTAL COMMON STOCKS	21,144,862

	TOTAL INVESTMENTS — 100.0% (Cost $13,542,114)	$21,144,862

†	Non-income producing security.

SDR	Swedish Depositary Receipt

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Geographic Diversification	% of Market Value	Market Value

Europe	61.7%	$13,055,688

Japan	24.1	5,092,456

Asia/Pacific	5.6	1,180,868

North America	4.0	837,322

South Africa	3.7	789,699

Latin America	0.9	188,829

	100.0%	$21,144,862

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